Document and Entity Information	Aug. 17, 2020
Cover [Abstract]
Entity Registrant Name	RR Donnelley & Sons Co
Amendment Flag	false
Entity Central Index Key	0000029669
Document Type	8-K
Document Period End Date	Aug. 17, 2020
Entity Incorporation State Country Code	DE
Entity File Number	1-4694
Entity Tax Identification Number	36-1004130
Entity Address, Address Line One	35 West Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	(312)
Local Phone Number	326-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	RRD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false